INVESTMENTS IN EQUITY METHOD INVESTEE (DETAILS) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Schedule of Equity Method Investments [Line Items]
The Group's proportionate share of equity in the net assets of equity investees	$ 5	$ 5
Less: Accumulated impairment losses recognized	(5)	(5)
Investments in equity investees reported in the consolidated balance sheet	$ 0	$ 0